Taxes (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Jun. 28, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Income tax percenatge		15.00%
Additional tax percenatge		10.00%
Taxable income		9.00%
Payment Terms		The payment term is 145 monthly installments, indexed by the Selic interest rate, as of January 2018.
Uncertain tax treatments		$ 5,229	$ 6,982
Other taxes		$ 669
Description of useful life, property, plant and equipment		straight line over 4 years
Federal revenue service		$ 62
Enrollment updated amount	$ 8,087
Definitive payment		3,571
Expected interest amount		476
Top-up expenses		$ 94
Effective tax rate		15.00%
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Revenues exceeding		$ 750
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Uncertain tax treatments		10,270	11,375
IRPJ And CSLL [Member]
IfrsStatementLineItems [Line Items]
Uncertain tax treatments		767	330
Other taxes		$ 4,274	$ 4,063